SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended				6 Months Ended	12 Months Ended
	May 14, 2024	Mar. 06, 2024	Feb. 12, 2024	Feb. 02, 2024	Jul. 02, 2024	Apr. 15, 2024	Mar. 25, 2024	Feb. 15, 2024	Jun. 30, 2024	Dec. 31, 2023	Jan. 17, 2024	Dec. 31, 2022
Converted common stock										410,050,045
Convertible promissory note									$ 508,553	$ 508,553
Common stock shares authorized									15,000,000,000	4,500,000,000		4,500,000,000
Common shares par value									$ 0.001	$ 0.001		$ 0.001
Mr Jones [Member]
Average market per share									$ 5.00
Geokall UK Ltd. [Member]
Restricted Convertible Preferred Stock					200,000
Average market per share					$ 5.00
Working capital					$ 500,000
FirstFire and 1800 Diagonal [Member]
Convertible promissory note	$ 83,333
Debt bear interest rate	10.00%
Covertiable debt percentage	24.00%
Convetiable debt description	convertible into shares of the Company’s common stock at the lower of $0.001 per share or 75% of the average of the two lowest closing trading prices during the fifteen consecutive trading days prior to the conversion. $8,333 of interest is considered earned at the issue date. Total of $83,333 plus accrued interest, or any principal or accrued interest remaining outstanding, is due nine months from the issue date. 1,250,000,000 common shares of the Company’s common stock have been reserved with the transfer agent for possible conversion
FirstFire and 1800 Diagonal [Member] | Subsequent Event [Member]
Convertible promissory note					83,333
Warrants outstanding principal					826,833
Accrued interest					$ 513,639
Conversion of debt to common shares					8,450
Conversion of debt to common shares, amount					65,000,000
Debt bear interest rate					10.00%
Covertiable debt percentage					24.00%
Convetiable debt description					convertible into shares of the Company’s common stock at $0.001. $8,333 of interest is considered earned at the issue date. Total of $83,333 plus accrued interest, or any principal or accrued interest remaining outstanding, is due nine months from the issue date. 1,500,000,000 common shares
February 12 2024 [Member] | TPT Global Tech Inc And Securities Purchase Agreement [Member]
Converted common stock			750,000,000
Interest rate			22.00%
Earned interest amount			$ 11,040
Cash received			75,000
Debt discount			$ 12,000
Required payments description			Required payments shall be 9 monthly payments of $11,449 starting March 15, 2024 with a total payback of $103,040
Earned interest rate			12.00%
Convertible promissory note			$ 92,000
Reserve common stock shares			750,000,000
Average market price discount rate			35.00%
March 25 2024 [Member] | TPT Global Tech, Inc. and Diagonal Lending LLC [Member]
Converted common stock							1,400,000,000
Interest rate							22.00%
Earned interest amount							$ 12,540
Cash received							50,000
Debt discount							$ 11,000
Required payments description							Required payments shall be $47,124 on September 30, 2024 and $10,472 on each of October 30 2024, November 30, 2024 and December 30, 2024 with a total payback of $78,540
Convertible promissory note							$ 66,000
Average market price discount rate							39.00%
May 6 2024 [Member] | FirstFire Global Opportunity Fund LLC [Member]
Convertible promissory note		$ 75,000
Advance received from related party		$ 40,000
Description of reserve common stock shares		There is no agreed upon definite terms as of the advance but that they include convertibility to common shares at a discount to market and a reservation of 1,250,000,000 common shares with the transfer agent for conversion. 625,000,000 of these shares have been reserved at the tie of the advance
April 15, 2024 [Member] | Mr Jones [Member]
Payment received from related party						$ 375,000
Preferred Shares price per share						$ 5.00
Shares based compensation						75,000
January 17, 2024 [Member]
Common stock shares authorized											10,500,000,000
February 1 2024 [Member]
Common Shares granted				3,500,000,000
Common shares par value				$ 0.001
Equity Commitment Agreement [Member] | February 15 2024 [Member]
Common stock shares sold								$ 3,000,000
Payment of finders fee increment description								The Company will pay a finders fee on each increment drawn of up to 8% in cash and 8% in restricted common shares of the Company